INCOME TAX - Schedule of Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 540,540	$ 259,956
State
Income tax provision	$ (2,241,208)	$ (174,395)	$ (2,241,208)	$ (357,238)
Digital Health Acquisition Corp.
Federal
Current						$ 187,225
Deferred					$ (926,728)	(741,805)
State
Deferred					(191,524)	(153,306)
Change in valuation allowance					$ 1,118,252	895,111
Income tax provision						$ 187,225